CONCENTRATION OF CREDIT RISK	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CONCENTRATION OF CREDIT RISK
Note 8 - CONCENTRATION OF CREDIT RISK

7. CONCENTRATION OF CREDIT RISK

The Company has historically provided financial terms to customers in accordance with what management views as industry norms. Access to the Company’s software products usually requires immediate payment but can extend several months under certain circumstances. Management periodically and regularly reviews customer account activity in order to assess the adequacy of allowances for doubtful accounts, considering such factors as economic conditions and each customer’s payment history and creditworthiness. If the financial condition of our customers were to deteriorate, or if they were otherwise unable to make payments in accordance with management’s expectations, we might have to increase our allowance for doubtful accounts, modify their financial terms and/or pursue alternative collection methods.

The company had no significant customer (greater than 10% of total revenue) for 3 months ending June 30, 2021. The Company had 1 significant customer in the three months ending March, 31, 2020. The customer’s share of total revenue fell to under 10% from the 3 months ending June 30, 2020 due to organic growth of other customers and the acquisition of TrinIT that further diversified the Company’s customer concentration. The company has accounts receivable concentration with two customers that represent 15%, 14%, and 12% of our accounts receivable. Overall, the company grew its accounts receivable approximately ending balance 40% for the 3 months ending June 30, 2021 compared to the 3 months ending June 30, 2020, compared to an over 39% growth in sales for the same period. Day’s sales outstanding was less than 30 days as of June 30, 2021.

8. CONCENTRATION OF CREDIT RISK

The Company has historically provided financial terms to customers in accordance with what management views as industry norms. Access to the Company’s software products usually requires immediate payment but can extend several months under certain circumstances. Management periodically and regularly reviews customer account activity in order to assess the adequacy of allowances for doubtful accounts, considering such factors as economic conditions and each customer’s payment history and creditworthiness. If the financial condition of our customers were to deteriorate, or if they were otherwise unable to make payments in accordance with management’s expectations, we might have to increase our allowance for doubtful accounts, modify their financial terms and/or pursue alternative collection methods.

The company has one significant customer (greater than 10% of total revenue) that represented 13% of 2020 revenue. The significant customer’s share of total revenue is down from 21% from 2019 due to organic growth of other customers and the acquisition of TrinIT that further diversified the Company’s customer concentration. The company has accounts receivable concentration with two customers that represent 21% and 16% of our accounts receivable. Overall, the company grew its accounts receivable approximately ending balance 25% in 2020 from year-end 2019, compared to an over 100% growth in sales for 2020. Day’s sales outstanding was less than 30 days at fiscal year-end 2020.